Revenue from Contract With Customers - Summary of Contract Assets and Contract Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Contract With Customer Asset And Liability [Line Items]
Contract liabilities	$ 1,948		$ 2,393		$ 1,804
Prepaid expenses and other assets
Contract With Customer Asset And Liability [Line Items]
Contract assets	$ 584	[1]	$ 718	[1],[2]	$ 541	[2]

[1]	Contract assets are included within prepaid expenses and other current assets in our condensed consolidated balance sheets.
[2]	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.